Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Raw materials and supplies	€ 8,201	€ 4,475
Unfinished goods	2,888	80
Finished goods	633	1,234
Total	€ 11,722	€ 5,789